WARRANTS (Details - Warrant activity) - Warrant [Member] - $ / shares	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants, Beginning balance	3,144	3,150
Weighted average exercise price, Beginning balance	$ 1,164.72	$ 1,162.76
Number of warrants, Granted	0	0
Weighted average exercise price, Granted	$ 0	$ 0
Number of warrants, Exercised	0	0
Weighted average exercise price, Exercised	$ 0	$ 0
Number of warrants, Expired	(3)	(3)
Weighted average exercise price, Expired	$ 9,000.00	$ 135.00
Number of warrants, Ending balance	3,141	3,147
Weighted average exercise price, Ending balance	$ 1,157.23	$ 1,163.74
Number of warrants, Exercisable	3,141	3,147
Weighted average exercise price, exercisable	$ 1,157.23	$ 1,163.74